Shareholders' Equity (Details) - Schedule of summarizes the movement in share capital - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of summarizes the movement in share capital [Abstract]
Issued and paid-in share capital	5,582,922	5,164,878
Issued for cash during the period	2,000,000	418,044
Exercise of share warrants and options during the year	3,083,940
Conversion of SAFE instruments	276,672
Issued and paid-in share capital	10,943,534	5,582,922